RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Jun. 30, 2025
EBP 042
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements as of June 30, 2025 and 2024, to Form 5500:

	2025	2024

Net assets available for benefits per the financial
statements	$5,372,290,782	$5,053,619,239
Less: certain deemed distributions of participant loans	(2,006,687)	(1,902,004)

Net assets available for benefits per the Form 5500	$5,370,284,095	$5,051,717,235
The following is a reconciliation of interest income on notes receivable from participants per the financial statements for the year ended June 30, 2025, to Form 5500:

Interest income on notes receivable from participants	$1,966,325
Less: interest on deemed distribution	(6,977)

Interest on participant loans per the Form 5500	$1,959,348
The following is a reconciliation of the increase in net assets per the financial statements for the year ended June 30, 2025, to Form 5500 net income:

Net increase in net assets prior to transfer per the financial statements	$318,970,011
Plus: previously deemed distribution of participant loans	242,370
Less: certain deemed distributions of participant loans and related interest	(347,053)

Net income per the Form 5500	$318,865,328
The following is a reconciliation of benefits paid to participants per the financial statements for the year ended June 30, 2025, to Form 5500:

Benefits paid to participants per the financial statements	$408,194,971
Less: previously deemed distributions of participant loans	(242,370)
Plus: current deemed distributions	340,076

Benefits paid to participants per the Form 5500	$408,292,677